Employee Benefits - Disclosure of detailed information about average ceilings for investments of pension funds explanatory (Detail)	Dec. 31, 2019	Dec. 31, 2018
TCSPREV Plan
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
TCSPREV Plan | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	86.06%	86.17%
TCSPREV Plan | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	1.63%	2.90%
TCSPREV Plan | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	10.85%	9.23%
TCSPREV Plan | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.21%	0.85%
TCSPREV Plan | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.83%	0.43%
TCSPREV Plan | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.42%	0.42%
PBS Telemar Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
PBS Telemar Plan [Member] | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	90.57%	90.49%
PBS Telemar Plan [Member] | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.34%	1.30%
PBS Telemar Plan [Member] | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	7.84%	6.65%
PBS Telemar Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.00%	0.92%
PBS Telemar Plan [Member] | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.90%	0.38%
PBS Telemar Plan [Member] | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.35%	0.26%
Telemar Prev Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
Telemar Prev Plan [Member] | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	92.46%	92.51%
Telemar Prev Plan [Member] | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.96%	1.61%
Telemar Prev Plan [Member] | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	5.04%	4.21%
Telemar Prev Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.11%	0.79%
Telemar Prev Plan [Member] | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.76%	0.67%
Telemar Prev Plan [Member] | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.67%	0.21%
PBS A Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
PBS A Plan [Member] | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	95.10%	93.70%
PBS A Plan [Member] | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.00%	0.77%
PBS A Plan [Member] | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.00%	0.03%
PBS A Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	0.00%
Allocation of plan assets	0.00%
PBS A Plan [Member] | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	4.10%	4.67%
PBS A Plan [Member] | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	3.00%
Allocation of plan assets	0.80%	0.83%
PBS TNC Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
PBS TNC Plan [Member] | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	85.61%	83.87%
PBS TNC Plan [Member] | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	0.48%	2.51%
PBS TNC Plan [Member] | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	13.71%	12.84%
PBS TNC Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.00%
PBS TNC Plan [Member] | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.00%	0.27%
PBS TNC Plan [Member] | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.20%	0.51%
CELPREV Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
CELPREV Plan [Member] | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	88.20%	88.80%
CELPREV Plan [Member] | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	70.00%
Allocation of plan assets	3.17%	4.00%
CELPREV Plan [Member] | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	7.25%	5.68%
CELPREV Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	10.00%
Allocation of plan assets	0.50%
CELPREV Plan [Member] | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	20.00%
Allocation of plan assets	0.00%	1.15%
CELPREV Plan [Member] | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	15.00%
Allocation of plan assets	0.88%	0.37%
PAMA Plan [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets	100.00%	100.00%
PAMA Plan [Member] | Fixed income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	100.00%
Allocation of plan assets	100.00%	100.00%
PAMA Plan [Member] | Variable Income Investment [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	0.00%
Allocation of plan assets	0.00%
PAMA Plan [Member] | Structured Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	0.00%
Allocation of plan assets	0.00%
PAMA Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	0.00%
Allocation of plan assets	0.00%
PAMA Plan [Member] | Real Estate Investments [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	0.00%
Allocation of plan assets	0.00%
PAMA Plan [Member] | Loans to Participants [Member]
Disclosure of defined benefit plans [line items]
Allocation of plan assets, average ceilings	0.00%
Allocation of plan assets	0.00%